Other intangible assets	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Other intangible assets

19. Other intangible assets

	Computer	Licences,	Amortised	Indefinite life
	software	patents, etc.	brands	brands	Total
	£m	£m	£m	£m	£m
Cost at 1 January 2017	2,156	15,143	427	9,375	27,101
Exchange adjustments	(37)	(215)	(4)	(272)	(528)
Capitalised development costs	—	251	—	—	251
Capitalised borrowing costs	2	3	—	—	5
Other additions	233	221	—	—	454
Disposals and asset write-offs	(217)	(38)	—	—	(255)
Transfer to assets held for sale	(1)	(90)	—	(44)	(135)
Reclassifications	38	—	66	(66)	38

Cost at 31 December 2017	2,174	15,275	489	8,993	26,931
Exchange adjustments	32	235	29	63	359
Capitalised development costs	—	203	—	—	203
Capitalised borrowing costs	1	—	—	—	1
Other additions	173	154	—	—	327
Disposals and asset write-offs	(80)	(129)	—	—	(209)
Transfer to assets held for sale	(2)	(81)	(9)	—	(92)
Reclassifications	67	—	—	—	67

Cost at 31 December 2018	2,365	15,657	509	9,056	27,587

Amortisation at 1 January 2017	(1,184)	(4,983)	(224)	—	(6,391)
Exchange adjustments	25	141	—	—	166
Charge for the year	(163)	(761)	(10)	—	(934)
Disposals and asset write-offs	210	25	—	—	235
Transfer to assets held for sale	1	25	—	—	26

Amortisation at 31 December 2017	(1,111)	(5,553)	(234)	—	(6,898)
Exchange adjustments	(24)	(104)	(3)	—	(131)
Charge for the year	(240)	(645)	(17)	—	(902)
Disposals and asset write-offs	67	124	—	—	191
Transfer to assets held for sale	1	18	1	—	20

Amortisation at 31 December 2018	(1,307)	(6,160)	(253)	—	(7,720)

Impairment at 1 January 2017	(9)	(1,652)	(143)	(130)	(1,934)
Exchange adjustments	—	110	—	3	113
Impairment losses	(2)	(546)	—	(132)	(680)
Disposals and asset write-offs	2	5	—	—	7
Transfer to assets held for sale	—	19	—	4	23

Impairment at 31 December 2017	(9)	(2,064)	(143)	(255)	(2,471)
Exchange adjustments	—	(69)	(20)	—	(89)
Impairment losses	(17)	(51)	—	(69)	(137)
Reversal of impairments	—	3	—	—	3
Disposals and asset write-offs	14	4	—	—	18
Transfer to assets held for sale	—	11	—	—	11

Impairment at 31 December 2018	(12)	(2,166)	(163)	(324)	(2,665)

Total amortisation and impairment at 31 December 2017	(1,120)	(7,617)	(377)	(255)	(9,369)
Total amortisation and impairment at 31 December 2018	(1,319)	(8,326)	(416)	(324)	(10,385)

Net book value at 1 January 2017	963	8,508	60	9,245	18,776

Net book value at 31 December 2017	1,054	7,658	112	8,738	17,562

Net book value at 31 December 2018	1,046	7,331	93	8,732	17,202

The weighted average interest rate for capitalised borrowing costs in the year was 3% (2017 – 4%).

The net book value of computer software included £578 million (2017 – £669 million) of internally generated costs.

The carrying value at 31 December 2018 of intangible assets, for which impairments have been charged or reversed in the year, following those impairments or reversals, was £73 million (2017 – £300 million).

The patent expiry dates of the Group’s most significant assets, where relevant, are set out on pages 238 and 239.

Amortisation and impairment losses, net of reversals, have been charged in the income statement as follows:

	Amortisation		Net impairment losses
	2018	2017	2018	2017
	£m	£m	£m	£m
Cost of sales	593	578	69	400
Selling, general and administration	178	116	19	2
Research and development	131	240	46	278

	902	934	134	680

Licences, patents, etc. includes a large number of acquired licences, patents, know-how agreements and marketing rights, which are either marketed or in use, or still in development. Note 38, ‘Acquisitions and disposals’ gives details of additions through business combinations in the year. The book values of the largest individual items are as follows:

	2018	2017
	£m	£m
Meningitis portfolio	2,363	2,450
Dolutegravir	1,319	1,389
Benlysta	905	965
Fluarix/FluLaval	274	321
HIV assets acquired from BMS	277	277
Selzentry	136	162
Okairos technology platform	205	202
Others	1,852	1,892

	7,331	7,658

The Meningitis portfolio includes Menveo, Bexsero, Men ABCWY and Menjugate.

Indefinite life brands comprise a portfolio of Consumer Healthcare products primarily acquired with the acquisitions of Sterling Winthrop, Inc. in 1994, Block Drug Company, Inc. in 2001, CNS, Inc. in 2006 and the Novartis Consumer Healthcare business in 2015, together with a number of pharmaceutical brands from the acquisition of Stiefel Laboratories, Inc. in 2009. The book values of the major brands are as follows:

	2018	2017
	£m	£m
Voltaren	2,735	2,716
Otrivin	1,385	1,380
Fenistil	651	648
Theraflu	449	441
Panadol	388	386
Sensodyne	265	265
Lamisil	293	289
Breathe Right	262	236
Stiefel trade name	236	228
Excedrin	193	185
Physiogel	150	166
Polident	112	112
Others	1,613	1,686

	8,732	8,738

Each of these brands is considered to have an indefinite life, given the strength and durability of the brand and the level of marketing support. The brands are in relatively similar stable and profitable market sectors, with similar risk profiles, and their size, diversification and market shares mean that the risk of market-related factors causing a reduction in the lives of the brands is considered to be relatively low. The Group is not aware of any material legal, regulatory, contractual, competitive, economic or other factors which could limit their useful lives. Accordingly, they are not amortised.

Each brand is tested annually for impairment and other amortised intangible assets are tested when indicators of impairment arise. This testing applies a fair value less costs of disposal methodology, generally using post-tax cash flow forecasts with a terminal value calculation and a discount rate equal to the Group post-tax WACC of 7%, adjusted where appropriate for specific segment, country and currency risks. This valuation methodology uses significant inputs which are not based on observable market data, and therefore this valuation technique is classified as level 3 of the fair value hierarchy. The main assumptions include future sales price and volume growth, product contribution, the future expenditure required to maintain the product’s marketability and registration in the relevant jurisdictions and exchange rates. These assumptions are based on past experience and are reviewed as part of management’s budgeting and strategic planning cycle for changes in market conditions and sales erosion through competition. The terminal growth rates applied of between nil% and 3% are management’s estimates of future long-term average growth rates of the relevant markets. In each case the valuations indicate sufficient headroom such that a reasonably possible change to key assumptions is unlikely to result in an impairment of these intangible assets.